Borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of borrowings and financing outstanding

Borrowings and financing outstanding balance
	December 31, 2025			December 31, 2024
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total

Local currency
Debentures	2,764,582	17,282,427	20,047,009	1,323,040	10,373,183	11,696,223
Brazilian Federal Savings Bank	134,275	1,495,481	1,629,756	123,495	1,559,847	1,683,342
BNDES	259,341	564,501	823,842	262,709	803,011	1,065,720
IDB	307,349	2,680,484	2,987,833	260,899	3,425,530	3,686,429
IFC	64,450	2,645,882	2,710,332	44,200	2,706,779	2,750,979
Leases (Concession)	84,214	110,214	194,428	108,533	208,611	317,144
Leases (Others)	72,440	9,627	82,067	97,657	53,267	150,924
Other	616	328	944	1,868	931	2,799
Interest	1,033,884	-	1,033,884	548,372	-	548,372

Total in local currency	4,721,151	24,788,944	29,510,095	2,770,773	19,131,159	21,901,932

Foreign currency
IDB	56,573	973,833	1,030,406	89,222	919,189	1,008,411
IBRD	33,453	1,112,127	1,145,580	37,707	793,697	831,404
JICA	150,779	1,965,688	2,116,467	203,754	1,280,402	1,484,156
IFC	-	3,380,431	3,380,431	-	-	-
Blue Bonds	-	2,828,508	2,828,508	-	-	-
Interest	130,860	-	130,860	32,394	-	32,394

Total in foreign currency	371,665	10,260,587	10,632,252	363,077	2,993,288	3,356,365

Total borrowings and financing	5,092,816	35,049,531	40,142,347	3,133,850	22,124,447	25,258,297

Schedule of borrowings payment schedule

Payment Schedule
	2026	2027	2028	2029	2030	2031	2031 to 2048	Total

Local currency
Debentures	2,764,582	1,190,600	689,330	1,346,863	1,720,388	3,216,000	9,119,246	20,047,009
Brazilian Federal Savings Bank	134,275	142,638	151,387	157,420	155,126	141,077	747,833	1,629,756
BNDES	259,341	246,023	87,200	35,313	35,313	35,313	125,339	823,842
IDBs	307,349	289,669	359,999	330,039	265,949	265,949	1,168,879	2,987,833
IFCs	64,450	91,400	147,450	218,700	335,000	559,800	1,293,532	2,710,332
Leases	156,654	7,950	17,778	23,696	12,549	52,327	5,541	276,495
Other	616	187	141	-	-	-	-	944
Interest and Other Charges	1,033,884	-	-	-	-	-	-	1,033,884
Total in local currency	4,721,151	1,968,467	1,453,285	2,112,031	2,524,325	4,270,466	12,460,370	29,510,095

Foreign currency
IDB	56,573	56,573	56,573	56,573	56,573	56,573	690,968	1,030,406
IBRD	33,453	33,453	33,453	78,294	78,294	78,294	810,339	1,145,580
JICA	150,779	200,959	251,139	251,139	174,232	174,232	913,987	2,116,467
IFCs	-	-	-	1,674,532	1,674,532	-	31,367	3,380,431
Blue Bonds	-	-	-	-	2,828,508	-	-	2,828,508
Interest and Other Charges	130,860	-	-	-	-	-	-	130,860
Total in foreign currency	371,665	290,985	341,165	2,060,538	4,812,139	309,099	2,446,661	10,632,252

Total	5,092,816	2,259,452	1,794,450	4,172,569	7,336,464	4,579,565	14,907,031	40,142,347

Schedule of changes in borrowings

Changes
	December 31, 2024	Additions	Funding	Borrowing costs	Inflation adjustment and exchange rate changes	Inflation adjustment/Exchange rate change - Capitalized	Interest Paid	Amortization	Accrued interest	Provision for interest and charges - capitalized	Expenses with borrowing costs	Fair value	December 31, 2025
Local currency
Debentures	12,062,023	-	10,818,600	(181,512)	184,934	55,463	(1,413,689)	(2,568,437)	1,458,664	410,249	31,473	10,176	20,867,944
Brazilian Federal Savings Bank	1,688,057	-	59,514	-	31,293	5,217	(129,881)	(149,610)	108,808	20,925	-	-	1,634,323
BNDES	1,069,075	-	-	-	18,136	5,331	(73,204)	(265,714)	56,058	16,546	352	-	826,580
IDB	3,805,995	-	-	(79)	-	-	(409,438)	(702,858)	283,246	155,002	4,342	-	3,136,210
IFC	2,805,918	-	-	-	-	-	(457,343)	(44,200)	311,151	148,526	3,553	-	2,767,605
Leases (Concession)	317,144	-	-	-	-	-	(22,710)	(183,910)	83,903	-	-	-	194,427
Leases (Other)	150,924	541	-	-	-	-	-	(99,684)	30,287	-	-	-	82,068
Other	2,796	-	-	-	-	-	(58)	(1,856)	19	37	-	-	938

Total in local currency	21,901,932	541	10,878,114	(181,591)	234,363	66,011	(2,506,323)	(4,016,269)	2,332,136	751,285	39,720	10,176	29,510,095

Foreign currency
IDBs	1,017,833	-	211,653	(4,505)	(108,977)	(6,006)	(53,406)	(85,657)	47,168	3,762	1,296	14,021	1,037,182
IBRD	846,017	-	437,507	(2,346)	(90,173)	(787)	(46,133)	(34,034)	45,786	861	701	3,308	1,160,707
JICA	1,492,515	-	1,030,950	(10,426)	(128,344)	1,632	(21,509)	(159,889)	20,954	697	374	(101,669)	2,125,285
IFCs	-	-	3,372,828	(35,733)	(24,945)	1,178	(68,949)	-	102,377	1,580	2,133	64,968	3,415,437
Blue Bonds	-	-	2,659,300	(19,679)	93,245	-	-	-	63,610	-	1,656	95,509	2,893,641
Total in foreign currency	3,356,365	-	7,712,238	(72,689)	(259,194)	(3,983)	(189,997)	(279,580)	279,895	6,900	6,160	76,137	10,632,252

Total	25,258,297	541	18,590,352	(254,280)	(24,831)	62,028	(2,696,320)	(4,295,849)	2,612,031	758,185	45,880	86,313	40,142,347

Schedule of restrictive covenants ratios

Covenants
Adjusted EBITDA/Adjusted Financial Expense	Equal to or higher than 3.50
EBITDA /Financial Expense Paid	Equal to or higher than 2.35
Adjusted Net Debt/Adjusted EBITDA	Equal to or less than 3.00
Net Debt /Adjusted EBITDA	Equal to or less than 3.50
Other Onerous Debts (1)/Adjusted EBITDA	Equal to or less than 1.00

(1)	The contractual definition of “Other Onerous Debts” corresponds to the sum of pension obligations and healthcare plan, installment payment of tax debts, and installment payment of debts with the electricity supplier.

Schedule of borrowings and financing credit limits

Agent	December 31, 2025
(in millions of Reais (*))
Brazilian Federal Savings Bank	703
Brazilian Development Bank – BNDES	7
Inter-American Development Bank - IDB	577
International Bank for Reconstruction and Development – IBRD	501
Banco BTG Pactual	949
Other	4
Total	2,741

(*)	Brazilian Central Bank’s exchange rate as of December 31, 2025 (US$ 1.00 = R$ 5.5024).

Schedule of borrowings terms

Financial institution/Instrument	Guarantees	Final maturity	Annual interest rate	Currency
Inter-American Development Bank	Federal Government	2025 - 2044	SOFR + 0.85% to 1.20%	Dollar
Inter-American Development Bank	Own funds	2034 - 2036	CDI+ 0.50% and CDI 2.70%	Real
Inter-American Development Bank	Federal Government	2035	CDI + 0.86%	Real
International Finance Corporation	Own funds	2030	SOFR + 1.80%	Euro
International Finance Corporation	Own funds	2030	EURIBOR + 1.85%	US$
International Finance Corporation	Own funds	2032 - 2034	CDI+0.3735% to 2%	Real
International Bank for Reconstruction and Development	Federal Government	2048	SOFR + 0.74% and 1.84%	Dollar
JICA	Federal Government	2029 - 2037	0.01% - 2.5%	Yen
JICA	Own funds	2037	2.00%	Yen
Debentures	Own funds	2026 - 2040	CDI + 0.00% to 1.80%	Real
Debentures	Own funds	2029 - 2040	IPCA + 3.20% to 9.2860%	Real
Debentures	Own funds	2027 - 2028	1.60% to 2.25%	Real
Brazilian Federal Savings Bank	Own funds	2025 to 2042	TR + 5% to 9.5%	Real
Brazilian Development Bank	Own funds	2026 - 2035	TJLP + 1.72% to 2.18%	Real
Blue Senior Unsecured Notes (“Blue Bonds”)	Own funds	2030	5.62%	Dollar
Fehidro	Own funds	2035	3.00%	Real
Leases	Own funds	2035	IPCA + 7.73% to 10.12%	Real
Leases	Own funds	2042	9.74% to 15.24%	Real

Thirty Three Debentures [Member]
IfrsStatementLineItems [Line Items]
Schedule of convertible debentures

Series	Amount	Rate	Maturity
33rd issue - 1st series	1,000,000	CDI + 0.51% p.a.	2032
33rd issue - 2nd series	1,400,000	IPCA + 7.55% p.a.	2035
33rd issue - 3rd series	1,300,000	IPCA + 7.38% p.a.	2040
Total	3,700,000

I F C 2025 [Member]
IfrsStatementLineItems [Line Items]
Schedule of convertible debentures

Currency	Amount (Currency of Origin)	Amount (R$)	Rate	Hedge Cost	Maturity
Dollar	350,000	1,973,650	SOFR + 1.80% p.a.	DI + 0.85%% p.a.	2032
Euro	220,000	1,399,178	EURIBOR + 1.85% p.a.	DI + 1.20% p.a.	2035
Total		3,372,828

Thirty Four Thirty Five And Thirty Six Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Schedule of convertible debentures

Instrument	Amount (R$)	Rate	Maturity
34th issue	1,068,600	DI	2032
35th issue	1,000,000	IPCA + 7.26% p.a.	2035
36th issue	2,815,700	IPCA + 9.28% p.a.	2030
Total	4,884,300

Thirty Seven Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Schedule of convertible debentures

Instrument	Amount	Rate	Maturity
37th issue - 1st series	3,500,000	DI +0.69%	2032
37th issue - 2nd series	1,500,000	DI+0.90%	2035
Total	5,000,000

J I C A [Member]
IfrsStatementLineItems [Line Items]
Schedule of convertible debentures

Instrument	Amount (Currency of Origin)	Amount (R$)	Rate	Hedge Cost	Maturity
JICA 2025 Yen	30,000,000	1,030,950	2.00% p.a.	DI- 0.69%% p.a.	2037